Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 3,442	£ 5,164
Impairment		(2,548)	£ (849)
Additions - purchased	3	6
Ending balance	2,964	3,442	5,164
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,277	6,583
Exchange differences	(350)	1,225
Impairment		(2,548)
Disposals	(23)	(86)
Acquisition through business combination		13
Disposal through business disposal	(59)	(53)
Transfer from property, plant and equipment	11
Transfer to assets classified as held for sale	(251)
Ending balance	4,755	5,277	6,583
Cost [member] | Pre-publication [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Transfer to intangible assets - pre-publication		(14)
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	133	132
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions - purchased		25
Additions	17
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,835)	(1,419)
Exchange differences	126	(277)
Charge for the year	(223)	(269)
Disposals	21	75
Disposal through business disposal	50	53
Transfer to assets classified as held for sale	70
Ending balance	(1,791)	(1,835)	(1,419)
Depreciation [member] | Pre-publication [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Transfer to intangible assets - pre-publication		2
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,341	4,134
Ending balance	2,030	2,341	4,134
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,341	4,134
Exchange differences	(148)	752
Impairment		(2,548)
Acquisition through business combination		3
Transfer to assets classified as held for sale	(163)
Ending balance	2,030	2,341	4,134
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	337	262
Ending balance	389	337	262
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	798	619
Exchange differences	(46)	85
Disposals	(23)	(49)
Disposal through business disposal	(4)
Transfer from property, plant and equipment	11
Transfer to assets classified as held for sale	(4)
Ending balance	882	798	619
Software [member] | Cost [member] | Pre-publication [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Transfer to intangible assets - pre-publication		(14)
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	133	132
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions - purchased		25
Additions	17
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(461)	(357)
Exchange differences	30	(60)
Charge for the year	(85)	(84)
Disposals	21	38
Disposal through business disposal	2
Ending balance	(493)	(461)	(357)
Software [member] | Depreciation [member] | Pre-publication [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Transfer to intangible assets - pre-publication		2
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	419	430
Ending balance	309	419	430
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	974	860
Exchange differences	(74)	157
Disposals		(37)
Disposal through business disposal	(9)	(6)
Transfer to assets classified as held for sale	(2)
Ending balance	889	974	860
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(555)	(430)
Exchange differences	43	(83)
Charge for the year	(77)	(85)
Disposals		37
Disposal through business disposal	8	6
Transfer to assets classified as held for sale	1
Ending balance	(580)	(555)	(430)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	144	126
Ending balance	101	144	126
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	353	281
Exchange differences	(26)	65
Acquisition through business combination		7
Disposal through business disposal	(19)
Transfer to assets classified as held for sale	(27)
Ending balance	281	353	281
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(209)	(155)
Exchange differences	13	(32)
Charge for the year	(18)	(22)
Disposal through business disposal	18
Transfer to assets classified as held for sale	16
Ending balance	(180)	(209)	(155)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13	17
Ending balance	6	13	17
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	211	180
Exchange differences	(6)	31
Transfer to assets classified as held for sale	(21)
Ending balance	184	211	180
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(198)	(163)
Exchange differences	4	(27)
Charge for the year	(3)	(8)
Transfer to assets classified as held for sale	19
Ending balance	(178)	(198)	(163)
Other acquired intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	188	195
Ending balance	129	188	195
Other acquired intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	600	509
Exchange differences	(50)	135
Acquisition through business combination		3
Disposal through business disposal	(27)	(47)
Transfer to assets classified as held for sale	(34)
Ending balance	489	600	509
Other acquired intangibles [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(412)	(314)
Exchange differences	36	(75)
Charge for the year	(40)	(70)
Disposal through business disposal	22	47
Transfer to assets classified as held for sale	34
Ending balance	£ (360)	£ (412)	£ (314)